Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

33 SUBSEQUENT EVENTS

On January 31, 2022, the UAE Ministry of Finance announced the introduction of a 9% federal corporate tax rate effective for fiscal years commencing on or after June 1, 2023. There are no implications to the financial and reporting period ended December 31, 2022.

On January 9, 2023, Anghami Inc. (the “Group”) received a notice from the Listing Qualifications Department of The Nasdaq Stock Market LLC indicating that the Group is not currently in compliance with Nasdaq’s Listing Rules due to the Group’s failure to file an interim balance sheet and income statement as of and for its second quarter ended June 30, 2022 (the “Interim Financials”) on Form 6-K with the Securities and Exchange Commission. Pursuant to Listing Rule 5250(c)(2). The Group has filed the required Interim Financials on March 6, 2023.